Segment Reporting (Details)	12 Months Ended
Jul. 31, 2025 Segment
Segment Reporting [Abstract]
Description of CODM	An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.
Number of reporting segment	1
Chief Executive Officer	Chief Executive Officer